SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax expense	$ (251,584,044)	$ (15,055,080)	$ (14,458,704)
Income tax benefit at the PRC statutory rate		(3,763,770)	(3,614,676)
Effect of preferential tax rates		390,029	192,365
Statutory tax rate difference between other foreign jurisdictions and PRC		493,254	187,136
Tax effect on share-based compensation, nil of tax			1,530,587
Tax effect on charitable donations
Tax effect of non-deductible items		145,890	159,573
Prior year true up	(311,684)	76,534	(27,019)
Changes in valuation allowance	4,496,499	288,304	371,179
Total income tax benefits	(13,465,207)	$ (2,369,759)	$ (1,200,855)
Net loss before income tax expense	$ (251,584,044)
Statutory tax rate difference between other foreign jurisdictions and PRC percentage	(0.10%)
Changes in valuation allowance percentage	(1.80%)
Effect of preferential tax rates	$ (123,723)
Effect of preferential tax rates percentage	0.00%
Non-deductible expenses	$ 51,362
Non-deductible expenses percentage	0.00%
Prior year true up percentage	0.10%
Income tax expenses benefit percenatge	5.40%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between other foreign jurisdictions and PRC	$ (62,896,011)
Income tax benefit at the PRC statutory rate percentage	25.00%
CAYMAN ISLANDS
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between other foreign jurisdictions and PRC	$ 10,036,046
Statutory tax rate difference between Cayman Islands and PRC percentage	(4.00%)
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between other foreign jurisdictions and PRC	$ 220,443
Changes in valuation allowance	$ 1,157,325
Statutory tax rate difference between other foreign jurisdictions and PRC percentage	(0.10%)
Changes in valuation allowance percentage	(0.50%)
SWEDEN
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between other foreign jurisdictions and PRC	$ 8,430,781
Statutory tax rate difference between other foreign jurisdictions and PRC percentage	(3.40%)
Changes in valuation allowance percentage	(10.00%)
Tax effect of non-deductible items	$ 25,278,277
Foreign Tax Jurisdiction, Other [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference between other foreign jurisdictions and PRC	150,927
Changes in valuation allowance	$ 44,551
Changes in valuation allowance percentage	0.00%